CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from Operating Activities:
Net loss	$ (458,166)	$ (595,418)	$ (4,490,972)	$ (4,480,544)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	20,864	4,500	207,837	19,470
Loss on conversion of debt			0	24,376
Amortization debt discount	0	275,176	275,176	340,568
Foreign currency translation	78,120	(3,255)	739,891	42,899
Stock-based compensation	115,938	38,820	903,704	284,643
Gain on derivative liabilites			0	(5,607)
Impairment of investment			0	762,000
Changes in assets and liabilities:
Accounts Receivable	549,667	(410,168)	(1,022,904)	(542,210)
Inventories	(341,814)	(15,376)	(217,188)	(279,783)
Prepayment to suppliers	(103,316)	9,249	27,740	(108,996)
Other assets	(166,966)	(178,487)	17,598	(19,522)
Accounts payable, other payables and accrued expenses	(266,880)	1,160,315	1,929,247	1,033,656
Accrued retirement benefits	3,570	(75)	90,798	(59,886)
Advances from customers	(299,046)	3,084	883,658	(394,488)
Taxes payable	55,567	81,543	(59,894)	12,628
Net cash used in operating activities:	(812,462)	369,908	(715,309)	(3,370,796)
Cash flows from investing activities:
Investment in equipment	(23,444)	(151,864)	(332,218)	(16,846)
Payments on deposits	(404)	(176,295)	(295,058)	0
Net cash provided(used) in investing activities:	(23,848)	(328,159)	(627,276)	(16,846)
Cash flows from financing activities:
Proceeds from notes payable	32,373	201,380	427,208	801,433
Payments on related party debt net	(3,509)	0	(10,241)	0
Payments on notes payable	(7,661)	(22,886)	(441,140)	0
Capital contributions	186,973	0
Proceeds from issuance of stock & warrants	515,199	29,037	1,393,389	2,801,613
Net cash provided(used) by financing activities:	723,375	207,531	1,369,216	3,603,046
Net Increase in cash and cash equivalents:	(112,935)	249,280	26,631	215,404
Cash and cash equivalents - beginning of year	243,809	217,178	217,178	1,774
Cash and cash equivalents - end of year	130,874	466,458	243,809	217,178
Supplemental disclosure of cash flow activities:
Interest	9,328	4,817	43,878	0
Income taxes	0	0	0	4,817
Supplemental disclosures of non cash activities:
Conversion of derivative liability	0	819,922	819,922	569,584
Goodwill on acquisition	0	641,687	612,445	0
Conversion of debt for common stock	0	801,433	1,901,433	98,496
Common stock issued for services	$ 115,938	$ 38,820	$ 903,704	$ 284,643